FAIR VALUE MEASUREMENTS (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Interest Rate Swap [Member] | Series A [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of currency rate swap assets	$ 332